Accounts receivables - Summary of Trade receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[1]
Trade and other current receivables [abstract]
Receivables From Collaboration Agreements	€ 5,857	€ 4,093
Total	€ 5,857	€ 4,093	[1]	€ 1,111

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities